INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Investment in Equity Affiliate) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Beijing Jiuyou Technology Co., Ltd. ("Jiuyou') [Member] CNY	Dec. 31, 2012 Beijing Jiuyou Technology Co., Ltd. ("Jiuyou') [Member] CNY	Dec. 31, 2011 Beijing Jiuyou Technology Co., Ltd. ("Jiuyou') [Member] CNY	Dec. 31, 2013 2011 Affiliate Company [Member] CNY	Dec. 31, 2012 2011 Affiliate Company [Member] CNY	Dec. 31, 2011 2011 Affiliate Company [Member] CNY	Dec. 31, 2013 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2011 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2013 Second 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 Second 2012 Affiliate Company [Member] CNY	Dec. 31, 2011 Second 2012 Affiliate Company [Member] CNY	Dec. 31, 2013 2013 Affiliate Company [Member] CNY	Dec. 31, 2012 2013 Affiliate Company [Member] CNY
Schedule of Equity Method Investments [Line Items]
Investment in non-consolidated affiliates (note 6)	$ 8,600,895	52,067,235	42,030,976	13,338,119	13,103,822	12,926,810			2,621,838				34,229,116	28,927,154		4,500,000